Cash Distributions and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Distributions Made to Limited Partner, by Distribution
If cash distributions to our unitholders exceed $0.474375 per unit in any quarter, our unitholders and our general partner will receive distributions according to the following percentage allocations:

	Total Quarterly Distribution Per Unit Amount		Marginal Percentage Interest in Distributions
			Unitholders	General Partner
Minimum Quarterly Distribution	$0.412500		98%	2%
First Target Distribution	above $0.412500	up to $0.474375	98%	2%
Second Target Distribution	above $0.474375	up to $0.515625	85%	15%
Third Target Distribution	above $0.515625	up to $0.618750	75%	25%
Thereafter	above $0.618750		50%	50%
The calculation of net income allocated to the general and limited partners was as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in millions)
Net income attributable to SunCoke Energy Partners L.P./Predecessors	$71.8	$83.4
Less: Allocation of net income attributable to Predecessors to the general partner	15.8	24.8
Net income attributable to partners	$56.0	$58.6
General partner's incentive distribution rights	1.3	—
	54.7	58.6
General partner's ownership interest	2.0%	2.0%
General partner's allocated interest in net income	1.1	1.6
General partner's incentive distribution rights	1.3	—
Net income attributable to Predecessors	15.8	24.8
Total general partner's interest in net income	$18.2	$26.4
Common - public unitholder's interest in net income	$23.8	24.5
Common - SunCoke interest in net income	6.2	4.0
Subordinated - SunCoke interest in net income	23.6	28.5
Total limited partners' interest in net income	$53.6	$57.0
The allocation of total quarterly cash distributions to general and limited partners based on the number of units is as follows:

	Three Months Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013
	(Dollars in millions, except per unit amounts)
General partner's distributions:
General partner's distributions	$0.4	$0.4	$1.3	$1.2
General partner's incentive distribution rights	0.5	—	1.3	—
Total general partner's distributions	0.9	0.4	2.6	1.2
Limited partners' distributions:
Common	11.8	7.4	45.3	25.6
Subordinated	8.5	7.4	32.8	25.6
Total limited partners' distributions	20.3	14.8	78.1	51.2
Total Cash Distributions	$21.2	$15.2	$80.7	$52.4
Cash distributions per unit applicable to limited partners(1)	$0.5408	$0.4750	$2.0833	$1.6371

(1)	Represents cash distributions earned.

Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The calculation of earnings per unit is as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in millions, except per unit amounts)
Net income attributable to SunCoke Energy Partners L.P./Predecessors	$71.8	$83.4
Less: Allocation of net income attributable to Predecessors to the general partner	15.8	24.8
Net income attributable to all partners	$56.0	$58.6
General partner's distributions (including incentive distribution rights)	2.6	1.2
Limited partners' distributions on common units	45.3	25.6
Limited partners' distributions on subordinated units	32.8	25.6
Distributions (greater than) less than earnings	(24.7)	6.2
General partner's earnings:
Distributions (including incentive distribution rights)	2.6	1.2
Allocation of distributions (greater than) less than earnings	(0.2)	0.4
Net income attributable to Predecessors	15.8	24.8
Total general partner's earnings	18.2	26.4
Limited partners' earnings on common units:
Distributions	45.3	25.6
Allocation of distributions (greater than) less than earnings	(14.2)	2.9
Total limited partners' earnings on common units	31.1	28.5
Limited partners' earnings on subordinated units:
Distributions	32.8	25.6
Allocation of distributions (greater than) less than earnings	(10.3)	2.9
Total limited partners' earnings on subordinated units	22.5	28.5
Weighted average limited partner units outstanding:
Common - basic and diluted	19.7	15.7
Subordinated - basic and diluted	15.7	15.7
Net income per limited partner unit:
Common - basic and diluted	$1.58	$1.81
Subordinated - basic and diluted	$1.43	$1.81

Schedule of Limited Partners' Capital Account by Class
Unit activity since our IPO was as follows:

	Common - Public	Common - SunCoke	Total Common	Subordinated - SunCoke
At December 31, 2012	—	—	—	—
Units issued in conjunction with our IPO	13,500,000	2,209,697	15,709,697	15,709,697
Units issued to directors	3,456	—	3,456	—
At December 31, 2013	13,503,456	2,209,697	15,713,153	15,709,697
Units issued in conjunction with the acquisition of additional interest in Haverhill and Middletown	3,220,000	2,695,055	5,915,055	—
Units issued to directors	2,752	—	2,752	—
Units issued under the Equity Distribution Agreement	62,956	—	62,956	—
At December 31, 2014	16,789,164	4,904,752	21,693,916	15,709,697